EXPENSES BY NATURE - Marketing and Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Employee costs	€ (20,212)	€ (16,615)	€ (14,933)
Amortization costs IFA	(2,834)	(2,824)	(28)
Impairment losses IFA	0	0	(2,793)
Depreciation PPE and right of use assets	(757)	(277)	(410)
Direct Operating Expenses	(20,446)	(17,481)	(14,848)
Other indirect marketing and sales costs	(915)	(2,717)	(1,527)
Marketing and sales	€ (45,164)	€ (39,914)	€ (34,539)